February 5, 2001

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention:  Division of Investment Management

       Re:  Merrill Lynch Retirement Reserves Money
	    Fund of Merrill Lynch Retirement Series Trust
	    Post-Effective Amendment No. 22 to the
	    Registration Statement on Form N-1A
	    (Securities Act File No. 2-74584
	    Investment Company Act File No. 811-3310)

Ladies and Gentlemen:

           Pursuant to Rule 497 (j) under the Securities Act of 1933, as amended (the "1933 Act"), Merrill Lynch
        Retirement Reserves Money Fund of Merrill Lynch
	Retirement Series Trust(the "Trust") hereby certifies that:

   (1) the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497 (c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 22 to the Trust's Registration Statement on Form N-1A, constituting the most recent amendment to the Trust's Registration Statement on Form N-1A; and

   (2) the text of Post-Effective Amendment No. 22 to the Trust's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange
       Commission on January 31, 2001.

				 Very truly yours,

	     Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust

		By:       Terry K. Glenn /s/
		      _________________________
			  Terry K. Glenn
		      	    President